27. Impairment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Impairment Loss And Reversal Of Imp
Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income

The table below shows impairment losses and reversals recognized within the statement of income in 2020, 2019 and 2018:

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment	Comments
				2020
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	42,421	40,511	(7,316)	E&P - Brazil	item (a1)
Oil and gas production and drilling equipment in Brazil	120	−	(119)	E&P - Brazil	item (b1)
Comperj	266	526	260	RTM - Brazil	item (c1)
Second refining unit in RNEST	410	388	(22)	RTM - Brazil	item (d1)
Corporate facilities	152	−	(161)	Corporate, others	item (e)
Others			3	Several
			(7,355)

Assets classified as held for sale
Producing properties relating to oil and gas activities	−	270	79	E&P - Brazil	note 27.2
Cartola and Ataulfo Alves vessels	80	19	(62)	RTM - Brazil	note 27.2
Total			(7,338)
					2019
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	105,532	196,994	(1,859)	E&P - Brazil	item (a2)
Transpetro’s fleet of vessels	1,347	1,453	103	RTM - Brazil	item (f1)
Oil and gas production and drilling equipment in Brazil	314	−	(307)	E&P - Brazil	item (b2)
Fertilizer plant - UFN III	204	−	(200)	RTM - Brazil	item (g1)
Comperj	330	117	(209)	RTM - Brazil	item (c2)
Second refining unit of RNEST	1,043	498	(534)	RTM - Brazil	item (d2)
Oil and gas production and drilling equipment abroad	343	15	(333)	E&P - Abroad	item (h)
Others	33	−	(67)	Several
			(3,406)
Assets classified as held for sale
Producing properties Pampo and Enchova fields	328	808	494	E&P - Brazil	note 27.2
Producing properties Pampo and Frade field	19	105	84	E&P - Brazil	note 27.2
Producing properties Pampo and Maromba field	−	68	67	E&P - Brazil	note 27.2
PO&G BV	444	354	(89)	E&P - Abroad
Others	592	468	2	Several
Total			(2,848)
					2018
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,019	9,923	(524)	E&P - Brazil	item (a3)
Transpetro’s fleet of vessels	1,721	1,300	(428)	RTM - Brazil	item (f2)
Oil and gas production and drilling equipment in Brazil	199	6	(197)	E&P - Brazil	item (b3)
Fertilizer plant - UFN III	312	200	(114)	RTM - Brazil	item (g2)
Producing properties relating to oil and gas activities Abroad (several CGUs)	2,258	1,554	(715)	E&P - Brazil	item (i)
GASFOR II	58	−	(59)	Gas & Power - Brazil	item (j)
Comperj	46	−	(47)	RTM - Brazil	item (c3)
Second refining unit of RNEST	1,114	1,092	(22)	RTM - Brazil	item (d3)
Others	666	756	(14)	Several Segments
			(2,120)
Assets classified as held for sale
Producing properties relating to oil and gas activities in Riacho da Forquilha	98	459	34	E&P - Brazil	note 27.2
Others	25	109	81	Several Segments
Total			(2,005)
(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.

Schedule of post-tax discount rates

Post-tax discount rates, excluding inflation, applied in the tests were:

Activity	12.31.2020	12.31. 2019
Producing properties relating to oil and gas activities in Brazil	7.1% p.a.	6.8% p.a.
RTM in Brazil	6.1% p.a.	6.4% p.a.
RTM in Brazil – postponed projects	7.4% p.a.	7.8% p.a.
Gas logistics	6.4% p.a.	6.3% p.a.
Transport in Brazil	5.4% p.a.	from 4.3% to 5.8% p.a.

Schedule of Cash Flow Projections Used To Measure the Value in Use of CGUs

The cash flow projections used to measure the value in use of the CGUs at December 31, 2020, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

2021-2025 Strategic Plan (*)	2021	2022	2023	2024	2025	Long term Average
Average Brent (US$/barrel)	45	45	50	50	50	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.50	4.69	4.46	4.28	4.07	3.76
(*) In the impairment testing in the first quarter, average Brent prices ranged from US$ 25/barrel to US$ 50/barrel, and average exchange rate from R$ 5.09 to R$ 3.78.

Schedule of average exchange rates

At December 31, 2019, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

	2020	2021	2022	2023	2024	Long term Average
Average Brent (US$/barrel)	65	65	65	65	65	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	3.85	3.79	3.75	3.72	3.7	3.6

table presents significant impairment

The following table presents significant impairment for 2020:

CGU	Basin	Area	Impairment	Carrying amount after impairment
North	Campos basin	Post-Salt	(1,335)	4,765
Roncador	Campos basin	Post-Salt	(1,265)	7,271
Carmópolis	Sergipe basin	Onshore and shallow-water	(594)	127
Albacora Leste	Campos basin	Post-Salt	(470)	1,379
Berbigão-Sururu	Santos basin	Pre-Salt	(467)	2,754
Namorado	Campos basin	Post-Salt	(304)	−
Marlim Sul	Campos basin	Post-Salt	(299)	5,913
Golfinho	Santos basin	Pre-Salt	(253)	182
Viola	Santos basin	Post-Salt	(180)	−
Papa-Terra	Campos basin	Post-Salt	(164)	1
Cherne	Campos basin	Post-Salt	(157)	−
Garoupa	Santos basin	Post-Salt	(148)	−
Canto do Amaro	Potiguar basin	Onshore and shallow-water	(138)	210
Malhado	Campos basin	Post-Salt	(133)	−
Congro	Campos basin	Post-Salt	(131)	−
Uruguá	Santos basin	Post-Salt	(114)	129
Siririzinho	Sergipe-Alagoas basin	Onshore and shallow-water	(86)	60
Others(*)	Several	Several	(1,078)	13,046
Total			(7,316)	35,837
(*) It comprises 92 CGUs.

Summary of Assets and CGU Most Sensitive to Future Impairment Losses

The analysis presented below considers the estimated impairment losses or reversals if there was a 10% reduction or increase in the recoverable amount of the CGUs, arising from changes in material assumptions:

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Assets with recoverable amounts close to their carrying amounts
Producing properties relating to oil and gas activities in Brazil (5 CGUs)	E&P	597	578	(19)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (39 CGUs)	E&P	26,228	23,605	(2,623)
Refining plants (3 CGUs)	RT&M	944	850	(94)
		27,769	25,033	(2,736)

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (39 CGUs)	E&P	26,228	28,851	1,825
Refining plants (3 CGUs)	RT&M	944	1,038	94
		27,172	29,889	1,919
(*) When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.